Transamerica AxiomSM II	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share	Transamerica PrincipiumSM III Variable Annuity
Transamerica Variable Annuity Series

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

and

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated February 5, 2021

to the

Prospectus dated May 1, 2020

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). You should read this Supplement in conjunction with the applicable Prospectus and retain it for future reference. Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. Any terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectuses.

Effective on the close of business on February 26, 2021 (the “New Business Suspension Date”), the following benefits will no longer be available for purchase by new policy owners:

●	Additional Death DistributionSM*
●	Additional Death Distribution+SM*
●	Guaranteed Principal SolutionSM
●	Retirement Income Max®
●	Retirement Income Choice® 1.6
●	Transamerica Income EdgeSM

In order to elect any of the above benefits prior to the New Business Suspension Date, your application must be signed on February 26, 2021 or earlier, must be received by March 5, 2021, and must be in good order no later than March 12, 2021. We must receive your initial premium by the close of the New York Stock Exchange on March 30, 2021.

If these conditions are not met, a policy will not be issued.

Effective on the close of business on March 31, 2021 (the “Existing Business Suspension Date”), the following benefits will no longer be available for election by existing policy owners.

●	Additional Death DistributionSM*

●	Additional Death Distribution+SM*

●	Guaranteed Principal SolutionSM

●	Retirement Income Max®

This Supplement must be accompanied or preceded by the applicable Prospectus.

Please read this Supplement carefully and retain it for future reference.

●	Retirement Income Choice® 1.6
●	Transamerica Income EdgeSM

In order to elect any of the above benefits prior to the Existing Business Suspension Date, the applicable Rider Election form must be signed and received, in good order by March 31, 2021 or earlier.

*The Additional Death Distribution and Additional Death Distribution+ riders will continue to be available upon Spousal Continuation if the spouse is eligible to continue the policy and the spouse re-elects the rider at the time of the Death Claim.